S000094964 [Member] Performance Management - Goldman Sachs Enhanced U.S. Equity ETF	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of the risks of investing in the Fund. It is currently contemplated that before the Fund commences operations, the assets of another investment company advised by the Investment Adviser, Goldman Sachs Enhanced U.S. Equity Fund (the “predecessor fund”), will be transferred to the Fund in a tax-free reorganization. It is currently contemplated that the reorganization will take place upon the close of business on November 14, 2025. The Fund and the predecessor fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. The performance of the predecessor fund has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the predecessor fund. Because the Fund has different fees and expenses than the predecessor fund, the Fund would also have had different performance results.
The bar chart and table show: (a) changes in the performance of the Fund’s Shares (represented by the performance of the predecessor fund’s Institutional Shares) from year to year; and (b) how the average annual total returns of the Fund (represented by the average annual total returns of the predecessor fund’s Institutional Shares) compare to those of a broad-based securities market index. Prior to August 31, 2017, the Fund had been known as the Goldman Sachs Flexible Cap Growth Fund, and certain of its principal investment strategies differed. From September 1, 2017 through April 25, 2025, the predecessor fund had been known as the Goldman Sachs Enhanced Core Equity Fund, and certain of its principal investment strategies differed. Performance information set forth below during such periods reflects the performance resulting from the predecessor fund’s former strategies during the periods. The Fund’s (and the predecessor fund’s) past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus.
Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s(and thepredecessor fund’s)past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in thefuture.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and tableshow: (a) changes in the performance of the Fund’sShares(represented by the performance of the predecessorfund’s Institutional Shares)from year to year; and (b) how the average annual total returns of the Fund(representedbytheaverageannualtotalreturnsof the predecessorfund’s Institutional Shares)compare to those of a broad-based securities market index.
Bar Chart [Heading]	CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]
	Returns	Quarter ended
Year-to-Date Return	3.75%	June 30, 2025
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	21.54%	June 30, 2020
Worst Quarter Return	-18.70%	March 31, 2020

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2024
Performance Table Narrative
The after-tax returns for Institutional Shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federalmarginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s taxsituation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Sharesthrough tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after-tax returnsforInstitutionalShareswill vary.
Performance Availability Website Address [Text]	am.gs.com
Goldman Sachs Enhanced U.S. Equity ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return	3.75%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	21.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(18.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020